PREPAID EXPENSES	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
PREPAID EXPENSES

The Company entered into a management consulting relationship with CUBBO, Inc., which required the prepayment of $30,000 in fees. Prepaid expenses at September 30, 2015 and December 31, 2014 represent a prepayment of $17,000, with CUBBO, Inc. for consulting services to be rendered in the future. CUBBO, Inc. performs various management functions.